Fair Value Of Financial Instruments (Narrative) (Details) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Jun. 30, 2009 MB1 [Member]	Dec. 31, 2010 MB1 [Member]	Dec. 31, 2009 Keen [Member]	Jun. 30, 2009 Garcadia [Member]	Dec. 31, 2009 Garcadia [Member]	Dec. 31, 2011 Non-Current Investments [Member]	Dec. 31, 2010 Non-Current Investments [Member]	Dec. 31, 2009 Non-Current Investments [Member]	Dec. 31, 2009 Long-Lived Assets [Member]	Dec. 31, 2009 Other Assets And Investments In Associated Companies [Member]
Fair Value of Financial Instruments [Line Items]
Asset impairment charges							$ 67,826,000	$ 47,074,000	$ 36,544,000	$ 32,348,000	$ 32,348,000				$ 68,800,000	$ 139,000,000
Investment impairments	$ 3,586,000	[1]	$ 2,474,000	[1]	$ 31,420,000	[1]						$ 3,586,000	$ 2,474,000	$ 31,420,000

[1]	Consists of provisions to write down investments resulting from declines in fair values believed to be other than temporary.